VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Acquired Value of In-Force Non-Participating Investment Contracts - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Acquired Value of In-Force Non-Participating Investment Contracts [Line Items]
Acquisition of business	£ 0	£ 14
Amortisation (note 11)	(2,732)	(2,660)	£ (2,405)
In-Force
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Acquired Value of In-Force Non-Participating Investment Contracts [Line Items]
At 1 January	5,558
At 31 Decmber	5,617	5,558
Life and annuity insurance product line | In-Force | Non participating life insurance policy
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Acquired Value of In-Force Non-Participating Investment Contracts [Line Items]
At 1 January	247	271
Acquisition of business	0	6
Amortisation (note 11)	(26)	(30)
At 31 Decmber	£ 221	£ 247	£ 271